Trade and other receivables, deposits and prepayments (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables, deposits and prepayments
Schedule of Trade receivables, Other Receivables, deposits and prepayments

	2020	2021
	RMB’000	RMB’000
Trade receivables	14,324	7,772
Other receivables	53,566	1,550
Deposits	58,212	15,204
Prepayments	35,811	31,471
Advances to employees	2,976	41
	150,565	48,266
Less: Non-current portion
Prepayments and deposits	(51,850)	(16,574)
Current portion	98,715	31,692